Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Detailed Information of Cash and Cash Equivalents

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cash at bank	512,453	432,892
Deposits held at licensed payment platforms	898	3,350

Total	513,351	436,242